UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23406

Salt Funds Trust
(Exact name of registrant as specified in charter)

20 West 22nd Street, Suite 906
New York, New York 10010
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(646) 779-1050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Salt Low truBetaTM US Market ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description [1]	Value
	COMMON STOCKS - 99.6%
	Communications - 3.9%
824	AT&T, Inc.	$25,841
336	Omnicom Group, Inc.	24,525
436	Verizon Communications, Inc.	25,781
220	Walt Disney Co.	24,426
		100,573
	Consumer Discretionary - 6.1%
228	Darden Restaurants, Inc.	27,695
348	Dunkin' Brands Group, Inc.	26,135
144	Ecolab, Inc.	25,422
140	McDonald's Corp.	26,586
620	Service Corp. International	24,893
252	Yum! Brands, Inc.	25,152
		155,883
	Consumer Staples - 26.4%
444	Altria Group, Inc.	25,499
584	Archer-Daniels-Midland Co.	25,188
492	Brown-Forman Corp. - Class B	25,968
688	Campbell Soup Co.	26,233
376	Church & Dwight Co., Inc.	26,782
152	Clorox Co.	24,390
544	Coca-Cola Co.	25,492
376	Colgate-Palmolive Co.	25,771
1,108	Conagra Brands, Inc.	30,736
108	Costco Wholesale Corp.	26,151
208	Dollar General Corp.	24,814
160	Estee Lauder Companies, Inc. - Class A	26,488
528	General Mills, Inc.	27,324
220	Hershey Co.	25,262
576	Hormel Foods Corp.	25,782
452	Kellogg Co.	25,936
928	Keurig Dr Pepper, Inc.	25,956
208	Kimberly-Clark Corp.	25,771
1,008	Kroger Co.	24,797
528	Mondelez International, Inc. - Class A	26,358
212	PepsiCo, Inc.	25,981
284	Philip Morris International, Inc.	25,103
248	Procter & Gamble Co.	25,804
372	Sysco Corp.	24,835
320	Target Corp.	25,683
388	Tyson Foods, Inc. - Class A	26,939
		675,043

	Financials - 24.6%
512	Aflac, Inc.	25,600
1,384	AGNC Investment Corp. - REIT	24,912
260	Allstate Corp.	24,487
224	American Express Co.	24,483
1,120	American Homes 4 Rent - Class A - REIT	25,446
1,512	Apple Hospitality REIT, Inc. - REIT	24,646
856	Brown & Brown, Inc.	25,261
144	CME Group, Inc.	23,700
2,540	Cousins Properties, Inc. - REIT	24,536
204	Crown Castle International Corp. - REIT	26,112
804	CubeSmart - REIT	25,760
220	Digital Realty Trust, Inc. - REIT	26,180
828	Duke Realty Corp. - REIT	25,320
232	Fidelity National Information Services, Inc.	26,239
292	Fiserv, Inc. [2]	25,778
320	Lamar Advertising Co. - Class A - REIT	25,363
276	Marsh & McLennan Companies, Inc.	25,916
3,416	MFA Financial, Inc. - REIT	24,834
344	Progressive Corp.	24,799
352	Realty Income Corp. - REIT	25,893
1,352	RLJ Lodging Trust - REIT	23,755
1,108	Starwood Property Trust, Inc. - REIT	24,764
360	Vornado Realty Trust - REIT	24,278
332	Welltower, Inc. - REIT	25,763
1,380	Western Union Co.	25,489
		629,314
	Health Care - 10.1%
336	Baxter International, Inc.	27,320
464	CVS Health Corp.	25,024
196	Eli Lilly & Co.	25,433
180	Johnson & Johnson	25,162
312	Merck & Co. Inc.	25,949
608	Pfizer, Inc.	25,822
296	Quest Diagnostics, Inc.	26,616
244	ResMed, Inc.	25,369
104	UnitedHealth Group, Inc.	25,715
264	Zoetis, Inc.	26,577
		258,987
	Industrials - 5.0%
328	Expeditors International of Washington, Inc.	24,895
320	Republic Services, Inc.	25,722
152	Union Pacific Corp.	25,414
232	United Parcel Service, Inc. - Class B	25,924
248	Waste Management, Inc.	25,770
		127,725

	Materials - 2.0%
136	Air Products & Chemicals, Inc.	25,970
144	Linde PLC	25,334
		51,304
	Technology - 5.0%
152	Accenture PLC - Class A	26,755
480	Black Knight, Inc. [2]	26,160
340	Cognizant Technology Solutions Corp. - Class A	24,633
180	Motorola Solutions, Inc.	25,276
320	Paychex, Inc.	25,664
		128,488
	Utilities - 16.5%
532	Alliant Energy Corp.	25,073
300	American Electric Power Co., Inc.	25,125
824	CenterPoint Energy, Inc.	25,297
448	CMS Energy Corp.	24,882
296	Consolidated Edison, Inc.	25,104
328	Dominion Energy, Inc.	25,144
276	Duke Energy Corp.	24,840
400	Edison International	24,768
352	Eversource Energy	24,974
504	Exelon Corp.	25,266
604	FirstEnergy Corp.	25,132
1,260	PG&E Corp. [2]	22,428
772	PPL Corp.	24,503
416	Public Service Enterprise Group, Inc.	24,715
484	Southern Co.	25,013
320	WEC Energy Group, Inc.	25,306
440	Xcel Energy, Inc.	24,732
		422,302
	TOTAL COMMON STOCKS
	(Cost $2,496,813)	2,549,619

	SHORT-TERM INVESTMENTS - 0.2%
5,535	First American Government Obligations Fund, Class X, 2.36% [3]	5,535
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,535)	5,535
	TOTAL INVESTMENTS - 99.8%
	(Cost $2,502,348)	2,555,154
	Other Assets in Excess of Liabilities - 0.2%	4,012
	NET ASSETS - 100.0%	$2,559,166

Percentages are stated as a percent of net assets.
REIT	Real Estate Investment Trust
[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
[2]	Non-income producing security.
[3]	Rate shown is the annualized seven-day yield as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Salt Low truBetaTM US Market ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United  States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019 [1]:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,549,619	$-	$-	$2,549,619
Short-Term Investments	5,535	-	-	5,535
Total Investments	$2,555,154	$-	$-	$2,555,154

[1] See Schedule of Investments for breakout of investments by sector classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Salt Funds Trust

By (Signature and Title)*       /s/ Alfred Eskandar
    Alfred Eskandar, President (principal executive officer)

Date         5/24/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Alfred Eskandar
Alfred Eskandar, President (principal executive officer)

Date         5/24/19

By (Signature and Title)*        /s/ Anthony Barchetto
Anthony Barchetto, Treasurer (principal financial officer)

Date         5/22/19

* Print the name and title of each signing officer under his or her signature.